Provisions for tax, labor and civil risks (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions for tax, labor and civil risks
Opening balance	R$ 32,844	R$ 24,999
Additions	4,950	7,944
Reversals	(2,054)	(322)
Additions due to acquisitions	336	223
Closing balance	R$ 36,076	R$ 32,844